Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

16.         Commitments

Voyage revenue

The Company enters into time charter arrangements on its vessels. As at December 31, 2024, the non-cancellable arrangements had remaining terms between one day to nine months, assuming redelivery at the earliest possible date. As at December 31, 2023, the non-cancellable arrangements had remaining terms between nil days to eight months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as at December 31, 2024 and 2023, were as follows (vessel off-hires and drydocking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2024	2023
Within one year	19,316	8,060
Total	19,316	8,060

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $14,676 and $16,473 for year ended December 31, 2024 and 2023, respectively. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was $19,856 and $14,367 for the year ended December 31, 2024 and 2023, respectively.

16.         Commitments (continued)

Office lease contract

As further discussed in Note 4 the Company has recognized a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

The depreciation charge for right-of-use assets for the years ended December 31, 2024, 2023 and 2022, was $314, $311 and $327, respectively, and recognized under depreciation in the income statement component of the consolidated statements of comprehensive income. The interest expense on lease liability for the years ended December 31, 2024, 2023 and 2022, was $43, $28 and $54, respectively, and recognized under interest expense and finance costs in the income statement component of the consolidated statements of comprehensive income.

At December 31, 2024 and 2023, the current lease liability amounted to $332 and $188, respectively. The non-current lease liability amounted to $531 and nil, respectively. As at December 31, 2024, and 2023, the net carrying amount of the right of use asset was $852, and $182, respectively. These are included in the accompanying consolidated statements of financial position. The total cash outflows for leases for the years ended December 31, 2024, 2023 and 2022, were approximately $357, $349 and $341, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

Commitments under shipbuilding contracts

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carriers of about 64,000 dwt each. The two vessels will be built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first installment of $7.5 million (absolute amount) for both vessels under construction and in August 2024 the Company paid the second installment of $7.5 million (absolute amount) for both vessels under construction.

The contractual annual payments per subsidiary to be made subsequent to December 31, 2024, were as follows:

	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
January 1, 2025 to December 31, 2025	3,760	3,760	7,520
January 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	30,290	30,290	60,580